DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENT

NOTE 11:- DERIVATIVE INSTRUMENTS

As of December 31, 2014, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 116,942 in consideration for $ 29,987 maturing in a period of up to one year. As of December 31, 2015, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 122,407 in consideration for $ 31,686 maturing, in a period of up to one year.

As of December 31, 2014, the Company recorded accumulated unrealized gain in other comprehensive income, in the amount of $ 100. As of December 31, 2015, the Company recorded accumulated unrealized loss in other comprehensive income in the amount of $ 163, from its forward contracts with respect to anticipated payroll payment.

The Company also enters into forward exchange contracts to hedge a portion of its certain monetary items in the balance sheet, such as trade receivables and trade payables denominated in foreign currencies for a period of up to one month (the "Fair Value Hedging Program"). The purpose of the Company's Fair Value Hedging Program is to protect the fair value of the monetary assets from foreign exchange rates fluctuations. Gains and losses from derivatives related to the Fair Value Hedging Program are not designated as hedging instruments. In 2013 and 2014 the Company recorded financial expenses in the amount of $ 2,150 and $ 240, respectively, in relation to the Fair Value Hedging Program. In 2015, the Company recorded financial income in the amount of $705 in relation to the Fair Value Hedging Program.

	Loss recognized in Statements of Comprehensive loss		Gain (loss) recognized in consolidated statements of operations
	December 31,	Statement of	Year ended December 31,
	2015	Operations item	2013	2014	2015

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$163	Operating expenses	$1,189	$(495)	$110

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	Financial expenses	(2,150)	(240)	705

Total	$163		$(961)	$(735)	$815

		December 31,
	Balance sheet	2014	2015

Derivatives designated as hedging instruments: Foreign exchange forward contracts	"Other account receivables and prepaid expenses"	$100	$-
	"Other account payables and accrued expenses"	$-	$163
	"Other comprehensive income (loss)"	$100	$(163)

Derivatives not designated as hedging instruments: Foreign exchange forward contracts and other derivatives	"Other receivables and prepaid expenses"	$26	$138
	"Other account payables and accrued expenses"	$139	$395